Cost of Sales - Disclosure of Production Expenses (Detail) - Cost of sales [member] - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expenses by nature [line items]
Fees and compensation for services	$ 338,361,431	$ 240,188,021	$ 93,169,996
Salaries, wages and social security charges	3,378,324,270	3,394,584,722	2,920,013,396
Transport and travelling expenses	154,985,074	143,049,709	115,920,422
Data processing	16,022,004	13,462,402	10,071,056
Taxes, contributions and commissions	297,520,458	273,981,570	235,008,269
Depreciation	2,168,377,652	1,778,059,159	1,745,929,546
Preservation and maintenance costs	1,925,898,405	2,026,701,131	1,718,296,176
Communications	17,380,962	16,139,712	16,348,437
Leases	50,627,223	40,083,823	46,386,600
Employee benefits	73,886,824	78,909,050	64,774,031
Water, natural gas and energy services	5,864,370	6,011,499	5,242,619
Freight	1,741,333,971	1,756,121,044	865,177,629
Thermal energy	3,174,560,678	2,468,858,624	2,332,106,394
Insurance	42,604,268	37,350,338	38,288,531
Packaging	711,820,053	607,452,248	683,413,507
Electrical power	2,038,236,493	1,562,375,458	1,507,985,880
Contractors	1,490,539,443	1,203,451,827	1,101,169,172
Tolls	3,981,497	7,366,963	19,973,426
Canon (Concession fee)	18,081,077	18,256,120	17,725,138
Security	118,815,399	130,126,322	114,647,519
Others	228,022,708	261,092,583	218,399,693
Total	$ 17,995,244,260	$ 16,063,622,325	$ 13,870,047,437